Financial Income, Net - Schedule of Finance Income (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income:
Exchange differences, net				$ 1,524
Remeasurement of warrants liabilities			4,024	711
Bank deposits			79
Finance income in respect of loans from others			44	3,051	3,152
Total income			4,147	5,286	3,152
Expenses:
Exchange differences, net			933		487
Bank commissions and other financial expenses			8	21	9
Total expenses			941	21	496
Total financial income, net	$ (526)	$ (1,496)	$ 3,206	$ 5,265	$ 2,656